Related Party Transactions	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Related Party Transactions [Abstract]
Related Party Transactions
8.	Related Party Transactions

(a) The Company had the following balances due to and due from related parties:

At June 30, 2020 and December 31, 2019, the Company lent funds to the following related parties. These loans were unsecured, non-interest bearing and repayable on demand.

	June 30, 2020	December 31, 2019	Relationship
Huang Xiansheng	-	25,837	Minority shareholder of Shenzhen Yeller
Shenzhen Huashengchuang Investment Development Co., Ltd	282,954	-	Company owned by President of the Company
Shenzhen Yeller Investment & Development Co., Ltd	39,503	54,433	Company owned by President of the Company
	322,457	80,270

At June 30, 2020 and December 31, 2019, the Company owed funds to the following related parties:

	June 30, 2020	December 31, 2019	Relationship

Huang Zhicheng	-	57,423	Former shareholder of the Company
Huang Yusheng	880,555	137,791	President of the Company
	880,555	195,214

These advances were unsecured, non-interest bearing and due on demand.

(b) Transactions

	June 30, 2020	December 31, 2019
	(Unaudited)	(Audited)
	$	$
Purchases of goods from Shenzhen Yeller Investment & Development Co., Ltd	13,553	232,238
Installation service charged by Shenzhen Yeller Investment & Development Co., Ltd	10,283	45,351
Rental fee charged to Shenzhen Yeller Investment & Development Co., Ltd	-	285,561

9.	Related Party Transactions

(a) The Company had the following balances due to and due from related parties:

At December 31, 2019 and 2018, the Company lent funds to the following related parties. These loans were unsecured, non-interest bearing and repayable on demand.

	December 31, 2019	December 31, 2018	Relationship
Huang Xiansheng	25,837	-	Minority shareholder of Shenzhen Yeller

Shenzhen Yeller Investment & Development Co., Ltd	54,433	-	Company owned by President of the Company
	80,270	-

At December 31, 2019 and 2018, the Company owed funds to the following related parties:

	December 31, 2019	December 31, 2018	Relationship

Huang Zhicheng	57,423	51,324	Shareholder
Huang Yusheng	137,791	79,717	President of the Company
	195,214	131,041

These advances were unsecured, non-interest bearing and due on demand.

(b) Transactions

	For the years ended December 31,
	2019	2018

Purchases of goods from Shenzhen Yeller Investment & Development Co., Ltd	232,238	-
Installation serviced charged by Shenzhen Yeller Investment & Development Co., Ltd	45,351	-
Rental fee charged to Shenzhen Yeller Investment & Development Co., Ltd	285,561	-